Customer deposits - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Customer deposits
Other financial liabilities at fair value through profit or loss	$ 211,514	$ 273,725
Financial liabilities at amortized cost	1,111,955	864,266
Total financial liabilities	1,644,023	1,299,114
Customer deposits
Customer deposits
Other financial liabilities at fair value through profit or loss	130,292	129,216
Financial liabilities at amortized cost	742,201	630,055
Total financial liabilities	$ 872,493	$ 759,271